UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22809

                             Matthews A Share Selections Fund, LLC

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

                             San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

                          San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-7553

Date of fiscal year end:  December 31

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Matthews A Share Selections Fund, LLC	Annual Report

  December 31, 2015

Matthews CF-U Series
Schedule of Investments[a]	December 31, 2015

COMMON EQUITIES: 97.8%

	Shares	Value
CONSUMER DISCRETIONARY: 36.3%
Auto Components: 19.7%
Fuyao Glass Industry Group Co., Ltd. A Shares	6,640,207	$15,484,948

Household Durables: 16.6%
Gree Electric Appliances, Inc. of Zhuhai A Shares	3,824,278	13,102,936

Total Consumer Discretionary		28,587,884
CONSUMER STAPLES: 24.8%
Beverages: 24.8%
Kweichow Moutai Co., Ltd. A Shares	584,779	19,586,079

Total Consumer Staples		19,586,079
INFORMATION TECHNOLOGY: 19.5%
Electronic Equipment, Instruments & Components: 19.5%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares	2,915,459	15,408,886

Total Information Technology		15,408,886
HEALTH CARE: 17.2%
Pharmaceuticals: 17.2%
Jiangsu Hengrui Medicine Co., Ltd. A Shares	1,799,919	13,572,325

Total Health Care		13,572,325
TOTAL INVESTMENTS: 97.8%		77,155,174
(Cost $59,549,054b)

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.2%		1,698,555

NET ASSETS: 100%		$78,853,729

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note 2-A).
b	Cost for federal income tax purposes is $59,549,054 and net unrealized appreciation consists of:
	Gross unrealized appreciation	$18,092,900
	Gross unrealized depreciation	(486,780)
	Net unrealized appreciation	$17,606,120

See accompanying notes to financial statements.

SECTOR ALLOCATION %
Consumer Discretionary	36.3
Consumer Staples	24.8
Information Technology	19.5
Health Care	17.2
Cash and Other Assets, Less Liabilities	2.2

Matthews ADF-U Series
Schedule of Investments[a]	December 31, 2015

COMMON EQUITIES: 94.2%

	Shares	Value
INDUSTRIALS: 54.1%
Transportation Infrastructure: 54.1%
Shanghai International Airport Co., Ltd. A Shares	12,098,309	$54,786,077

Total Industrials		54,786,077

CONSUMER STAPLES: 40.1%
Food Products: 40.1%
Henan Shuanghui Investment & Development Co., Ltd. A Shares	12,972,979	40,689,776
Total Consumer Staples		40,689,776

TOTAL INVESTMENTS: 94.2%		95,475,853
(Cost $83,124,080b)

CASH AND OTHER ASSETS, LESS LIABILITIES : 5.8%		5,839,833

NET ASSETS: 100%		$101,315,686

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note 2-A).
b	Cost for federal income tax purposes is $83,124,080 and net unrealized
	appreciation consists of:
	Gross unrealized appreciation	$15,247,064
	Gross unrealized depreciation	(2,895,291)
	Net unrealized appreciation	$12,351,773

See accompanying notes to financial statements.

SECTOR ALLOCATION %
Industrials	54.1
Consumer Staples	40.1
Cash and Other Assets, Less Liabilities	5.8

Disclosure of Fund Expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment in a series of the Matthews A Share Selections Fund, LLC (each a “Fund,” and collectively, the “Funds”). All Funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s operating expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual operating expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Operating Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Operating Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other funds. It assumes that the fund had an annual return of 5% before operating expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other SEC-registered funds because the Securities and Exchange Commission requires all SEC-registered funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the operating expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.

The Matthews A Share Selections Fund, LLC does not charge any sales loads, exchange fees, or 12b-1 fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

December 31, 2015

				Operating
				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period
	Value	Value	Expense	7/1/15
	7/1/2015	12/31/2015	Ratio[1]	12/31/15[2]

Matthews CF-U Series
Actual Fund Return	$1,000.00	$910.70	0.00%	$0.00
Hypothetical 5% Return	$1,000.00	$1,025.21	0.00%	$0.00

Matthews ADF-U Series
Actual Fund Return	$1,000.00	$911.60	0.00%	$0.00
Hypothetical 5% Return	$1,000.00	$1.025.21	0.00%	$0.00

1	Annualized, based on the Fund’s most recent fiscal half-year expenses.
2	Operating expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days, then dividend by 365.

Statements of Assets and Liabilities	December 31, 2015

	Matthews CF-U	Matthews ADF-U
	Series	Series
ASSETS:

Investments at value (A) (Note 2):	$77,155,174	$95,475,853

Cash	19	36

Segregated foreign currency at value (B)	72,494	71,382

Receivable for reimbursement from Investing Fund	242,284	254,100

Foreign currency at value (B)	1,652,644	5,807,203
TOTAL ASSETS	79,122,615	101,608,574
LIABILITIES:

Payable for securities purchased	26,602	38,788

Administration and accounting fees payable	76,509	80,997

Custodian fees payable	71,863	83,379

Professional fees payable	70,137	67,565

Transfer agent fees payable	12,366	11,913

Accrued other expenses payable	11,409	10,246
TOTAL LIABILITIES	268,886	292,888
NET ASSETS	$78,853,729	$101,315,686

NET ASSETS:	$78,853,729	$101,315,686

INTERESTS OUTSTANDING:	50,567	52,126
NET ASSET VALUE:	$1,559.40[1]	$1,943.66[1]
NET ASSETS CONSIST OF:

Investors Capital	$50,000,000	$50,000,000

Undistributed net investment income	634,779	596,625

Undistributed/accumulated net realized gain (loss) on investments and foreign currency related transactions	10,629,653	38,616,148

Net unrealized appreciation (depreciation)	17,589,297	12,102,913
NET ASSETS	$78,853,729	$101,315,686

(A) Investments at cost	$59,549,054	$83,124,080
(B) Foreign currency at cost	$1,669,467	$6,056,063

    See accompanying notes to financial statements.

1 The Matthews CF-U Series and Matthews ADF-U Series net asset value is calculated using unrounded net assets of $78,853,729.30 and $101,315,686.45 divided by the unrounded interests outstanding of 50,566.689 and 52,126.169, respectively.

Statements of Operations	Year Ended December 31, 2015

	Matthews	Matthews
	CF-U Series	ADF-U Series

INVESTMENT INCOME:

Dividends	$716,248	$662,765

Foreign withholding tax	(81,538)	(66,276)
TOTAL INVESTMENT INCOME	634,710	596,489

EXPENSES:

Administration and accounting fees	76,509	80,997

Accounting out-of-pocket fees	3,284	1,896

Custodian fees	71,863	83,379

Printing fees	2,362	2,798

Professional fees	70,137	67,565

Transfer agent fees	12,366	11,913

Other expenses	5,763	5,552
TOTAL EXPENSES	242,284	254,100

Reimbursement from Investing Fund	(242,284)	(254,100)
NET EXPENSES	–	–
NET INVESTMENT INCOME (LOSS)	634,710	596,489
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND DEFERRED CAPITAL GAINS TAXES:

Net realized gain (loss) on investments	10,930,168	38,849,075

Net realized gain (loss) on foreign currency related transactions	(259,285)	(240,726)

Net change in unrealized appreciation/depreciation on investments	13,290,909	2,173,452

Net change in deferred foreign capital gains taxes on unrealized appreciation	4,990	378,428

Net change in unrealized appreciation/depreciation on foreign currency related translations	14,474	(248,872)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and deferred capital gains taxes	23,981,256	40,911,357
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$24,615,966	$41,507,846

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Period Ended
Matthews CF-U Series	December 31, 2015	December 31, 2014[1]

OPERATIONS:

Net investment income (loss)	$634,710	$69

Net realized gain (loss) on investments and foreign currency related transactions	10,670,883	(41,230)

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	13,305,383	4,283,914

Net change on deferred foreign capital gains taxes on unrealized appreciation	4,990	(4,990)

Net increase (decrease) in net assets resulting from operations	24,615,966	4,237,763
CONTRIBUTION FROM INVESTORS	–	50,000,000

Total increase (decrease) in net assets	24,615,966	54,237,763

NET ASSETS:
Beginning of period	54,237,763	–
End of period (including undistributed net investment income of $634,779 and $69, respectively)	$78,853,729	$54,237,763

	Year Ended	Period Ended
Matthews ADF-U Series	December 31, 2015	December 31, 2014[1]

OPERATIONS:

Net investment income (loss)	$596,489	$136

Net realized gain (loss) on investments and foreign currency related transactions	38,608,349	7,799

Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,924,580	10,178,333

Net change on deferred foreign capital gains taxes on unrealized appreciation	378,428	(378,428)

Net increase (decrease) in net assets resulting from operations	41,507,846	9,807,840
CONTRIBUTION FROM INVESTORS	–	50,000,000

Total increase (decrease) in net assets	41,507,846	59,807,840

NET ASSETS:
Beginning of period	59,807,840	–
End of period (including undistributed net investment income of $596,625 and $136, respectively)	$101,315,686	$59,807,840

See accompanying notes to financial statements.

1 Commenced operations on July 31, 2014.

Financial Highlights

Matthews CF-U Series

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended	Period Ended
	December 31, 2015	December 31, 2014[1]

Net Asset Value, beginning of period	$1,072.60	$1,000.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	12.55	--[3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	474.25	72.60
Total from investment operations	486.80	72.60
Net Asset Value, end of period	$1,559.40	$1,072.60
TOTAL RETURN	45.34%	7.26%[4]

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$78,854	$54,238

Ratio of expenses to average net assets before waivers	0.33%	2.40%[5]

Ratio of expenses to average net assets after waivers	0.00%	0.00%[5]

Ratio of net investment income (loss) to average net assets	0.87%	0.00%[5,6]

Portfolio turnover	42.44%	0.00%[4]

See accompanying notes to financial statements.

1 Commenced operations on July 31, 2014.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized

5 Annualized

6 Ratio is below 0.01%.

Financial Highlights

Matthews ADF-U Series

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended	Period Ended
	December 31, 2015	December 31, 2014[1]

Net Asset Value, beginning of period	$1,147.37	$1,000.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	11.44	--[3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	784.85	147.37
Total from investment operations	796.29	147.37
Net Asset Value, end of period	$1,943.66	$1,147.37
TOTAL RETURN	69.49%	14.74%[4]

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$101,316	$59,808

Ratio of expenses to average net assets before waivers	0.27%	1.68%[5]

Ratio of expenses to average net assets after waivers	0.00%	0.00%[5]

Ratio of net investment income (loss) to average net assets	0.64%	0.00%[5,6]

Portfolio turnover	94.03%	0.00%[4]

See accompanying notes to financial statements.

1 Commenced operations on July 31, 2014.

2 Calculated using the average daily shares method.

3 Less than $0.01 per share.

4 Not annualized

5 Annualized

6 Ratio is below 0.01%.

Notes to Financial Statements

1.	ORGANIZATION

Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), is registered as an open-end management investment company with multiple series (each a “Fund,” and collectively, the “Funds”), and is operated as an extended payment fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Matthews International Capital Management, LLC, a Delaware limited liability company (“Matthews”), serves as the investment advisor to each of the Funds. All of the interests in a Fund (“Interests”) are held by a single investor, which is an investment advisory or investment management client of Matthews. Interests are not registered under the Securities Act of 1933 (the “Securities Act”); and are offered only in private placement transactions to “accredited investors,” as defined in Regulation D under the Securities Act, that are also “qualified purchasers,” under the 1940 Act and the rules thereunder. Currently, the Company offers two non-diversified Funds: the Matthews CF-U Series and the Matthews ADF-U Series. Interests of the Matthews CF-U Series are held by Matthews China Fund, a series of Matthews International Funds, a Delaware statutory trust doing business as the Matthews Asia Funds (the “Matthews Funds”). Interests of the Matthews ADF-U Series are held by the Matthews Asia Dividend Fund, a series of the Matthews Funds. The Matthews Funds are registered as an open-end management investment company with multiple series under the 1940 Act. The Matthews China Fund and the Matthews Asia Dividend Fund are each referred to herein as an “Investing Fund,” and collectively, as the “Investing Funds”. The investment objective of Matthews CF-U Series is long term capital appreciation. The investment objective of Matthews ADF-U Series is total return with an emphasis on providing current income.

The Company invests exclusively in securities of Chinese companies listed on Mainland China stock exchanges (i.e., the Shanghai Stock Exchange and the Shenzhen Stock Exchange, collectively referred to as the “Chinese Exchanges”) and traded and denominated in the currency of China, the renminbi (“A Share Companies”). To allow the Company to invest in A Share Companies on behalf of the Funds and thus the Investing Funds, Matthews has applied for and received a license from the China Securities Regulatory Commission (the “CSRC”) to operate as a Qualified Foreign Institutional Investor (“QFII”). In June 2014 Matthews was initially granted a quota of USD$100 million (the “Initial Quota”), and in July 2015 was granted an additional quota of USD$440 million (the “Additional Quota” and together with the Initial Quota, (the “Investment Quota”)) by the State Administration of Foreign Exchange of China (“SAFE”). Currently Matthews has allocated the Investment Quota to the Company. Accordingly, the Company, acting for the Funds in the aggregate, may invest the renminbi equivalent of US$540 million in securities of A Share Companies.

As of December 31, 2015, Chinese law permits a QFII, such as Matthews, to repatriate an Investment Quota (including the proceeds of the Investment Quota) once every seven days. Previously, repatriation by a QFII was limited to once every 30 days (and other types of QFIIs may operate under greater or different repatriation restrictions). As a result of this restriction, the Company sought and has been granted by the U.S. Securities and Exchange Commission an exemption (the “Exemptive Order”) from the provisions of Section 22(e) of the 1940 Act and Rule 22c-1 thereunder to the extent necessary to permit the Company to operate as an “extended payment fund.” As extended payment funds, the Funds will only redeem Interests on a periodic basis, which, pursuant to the Exemptive Order, shall be no less frequent than on one day each month.

The Exemptive Order also exempts the Funds from (i) Sections 12(d)(1)(A) and (B) of the 1940 Act, and from Section 17(a) of the 1940 Act, to the extent necessary to permit the Company and the Funds to sell their Interests to, and redeem their Interests from certain investors in the Funds; and (ii) Section 8(b)(1)(E) of the 1940 Act and the requirement that the Fund disclose a concentration policy regarding investments in any industry or group of industries (see Note 2-C, below). Pursuant to the Exemptive Order, the Company may not hold itself out as a mutual fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

A. SECURITY VALUATION: The A Share securities in which the Funds invest generally trade in liquid markets, and prices on the Chinese Exchanges reflect the amount (in Chinese renminbi) that could be obtained upon sales of A Share Companies. The value of the Funds’ securities is based on market quotations from the relevant Chinese Exchange for those securities (as of the close of trading of the Chinese Exchanges on which they trade), or on their fair value determined by the valuation policies approved by the Company’s Board of Directors (the “Board”). Market quotations of A Share Companies are provided by pricing services that are independent of the Funds and Matthews. To assist it in determining a current market value, the Funds may utilize independent pricing services that utilize sources believed to be reliable.

The values in renminbi of the A Share Companies held by a Fund will be converted to U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies and Board oversight. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

The A Share Companies held by a Fund may be traded on days and at times when the NYSE is closed and the Fund does not calculate its NAV.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note 2-A).

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note 2-B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the year ended December 31, 2015.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of December 31, 2015 for the Matthews CF-U Series and Matthews ADF-U Series is as follows:

	Matthews	Matthews
	CF-U Series	ADF-U Series
Assets:
Investments:
Level 2: Other Significant Observable Inputs Common Equities:
Consumer Discretionary	$28,587,884	$--
Consumer Staples	19,586,079	40,689,776
Health Care	13,572,325	--
Industrials	--	54,786,077
Information Technology	15,408,886	--
Total Market Value of Investments	$77,155,174	$95,475,853

C. PRINCIPAL RISKS: The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors affecting China, inadequate investor protection afforded by corporate governance in China, changes in the Chinese laws or regulations and the status of China’s relations with other countries. In addition, the Chinese economy differs favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade.

The Chinese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, future government actions in China could have a significant effect on the economy, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in a Fund’s portfolio. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in A Share Companies, or make investment in China impracticable or impossible.

The development of the Chinese economy may be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time, producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

The holdings of each of the Funds may, based on the A Share Companies held by that Fund, be concentrated in one or more industries. Moreover, because each Fund is expected to have a small number of holdings, the particular industries in which a Fund’s holdings are concentrated could change. Pursuant to the Exemptive Order, the Funds are exempt from Section 8(b)(1)(E) of the Act and the requirement that they disclose a concentration policy regarding investments in any industry or group of industries. Instead, the Exemptive Order requires each Fund to disclose that it does not have a concentration policy and to require that any registered investment company (such as each of the current Investing Funds) that invests in a Fund to aggregate that Funds’ holdings with its own holdings for purposes of evaluating such Investing Fund’s concentration policy.

If the Company does not operate in compliance with the Exemptive Order, including the conditions and material representations contained in its application for the Exemptive Order, or if the Exemptive Order is revoked for any reason, the Company may be required to cease operations and liquidate investments at an inopportune time, which may have an adverse effect on the Funds and the value of the Interests.

An investment in a Fund cannot be immediately liquidated at any time by the Investor. Interests may be transferred only under very limited circumstances, and no market for the Interests will exist at any time. An Investor can liquidate its investment through the redemption of its Interests, which will be limited.

D. FEDERAL INCOME TAXES: The Funds are intended to be disregarded entities for tax purposes, neither are they treated as regulated investment companies under Sub-chapter M of the Internal Revenue Code of 1986, as amended (“Sub-chapter M”). Accordingly, no separate U.S. federal income taxes are expected with respect to the income or gains the Funds distribute to Investors. Therefore, no federal income tax provision is required. Similarly, the Funds, unlike many investment companies registered with the SEC under the 1940 Act, are not subject to the asset diversification, distribution and other requirements of Sub-chapter M.

Under the current Chinese tax law and regulations, dividends and interest income derived by QFII are subject to a 10% withholding tax. The Chinese State Administration of Taxation (“CSAT”) recently announced a three year exemption from capital gains taxes on A Share Companies purchased by QFIIs on or after November 17, 2014. CSAT separately announced that capital gains taxes on A Share Companies purchased by QFIIs prior to November 17 would continue to be subject to the then existing tax regime. Although CSAT has yet to issue official rules, under the previous tax regime, capital gains on A Share Companies purchased by QFIIs are expected to be subject to a 10% tax. On November 17, 2014, the Ministry of Finance and the State Administration of Taxation jointly released Caishui [2014] No.79 (“Notice 79”) to address the long outstanding tax issues in relation to QFII’s and RQFII’s. Under Notice 79, QFII’s and RQFII’s without an establishment or place in China will also be temporarily exempt from corporate income tax on gains derived from the trading of shares effective from November 17, 2014.

E. DISTRIBUTIONS: A Fund may make a distribution of its gains or income in the discretion of Matthews but is not required to, and may not, make such a distribution in any given year.

F. INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold. Gains or losses on the sale of securities are determined on the identified cost basis. Dividend income is generally recorded on the ex-dividend date. Dividend income for certain issuers which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.

G. CASH AND FOREIGN CURRENCY: The Funds are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFII’s approved investment quota, which is defined as the amount remitted into its special renminbi (RMB) cash account. The fixed ratio is set at 0.08% for the Shanghai and 0.06% for the Shenzhen market.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Company, on behalf of the Funds, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Investing Funds, on assets invested in the Funds pursuant to an agreement between Matthews and the Matthews Funds.

Under the terms of a contractual agreement between the Funds and the Investing Funds, the Investing Funds are responsible for all of the operating expenses of the Funds. Accrued expenses have been offset by corresponding receivables for reimbursements from the Investing Fund.

Certain Officers and Directors of the Funds are also Officers and Directors of Matthews and the Matthews Funds. All Officers serve without compensation from the Funds. The Funds do not pay the Independent Directors compensation.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar.

Brown Brothers Harriman & Co. serves as the Funds’ custodian.

4. INVESTMENTS

The value of investment transactions made for the year ended December 31, 2015 were as follows:

	Purchases	Sales

Matthews CF-U Series	$29,743,114	$28,687,509
Matthews ADF-U Series	78,655,386	84,318,455

5. SUBSEQUENT EVENTS

Effective February 1, 2016, Mizuho Bank, Ltd. (“Mizuho”), acquired an ownership interest in Matthews equal to approximately 16% of the outstanding units of Matthews previously held by a broad group of existing equity holders. Along with that transaction, Matthews adopted a new governance structure through eliminating the managing member roles and expanding and providing additional authority to its Board of Directors. The governance changes constituted a change of control of Matthews and, therefore, technically resulted in an “assignment” of the Investment Advisory Agreement then in effect for each Fund, and its automatic termination as required by its terms and the Investment Company Act of 1940. The sole interest holder of each Fund approved a new Investment Advisory Agreement with Matthews, which became effective on February 1, 2016 upon the closing of those transactions and the automatic termination of the prior Investment Advisory Agreement. The new Investment Advisory Agreement has substantively the same terms as the prior Investment Advisory Agreement, including the same fee rates, except for the commencement and renewal dates.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Matthews A Share Selections Fund, LLC:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Matthews CF-U Series and Matthews ADF-U Series (Funds of Matthews A Share Selections Fund, LLC hereinafter referred as the “Funds”) at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

San Francisco, California

February 26, 2016

Approval of Investment Advisory Agreement (unaudited)

The Matthews CF-U Series and Matthews ADF-U Series (together, the “Funds”), which are series of Matthews A Share Selections Fund, LLC (the “Company”), have retained Matthews International Capital Management, LLC (“Matthews”) to manage their assets pursuant to the Investment Advisory Agreement (the “Current Agreement”), which has been approved by the Board of Directors of the Funds, including the Independent Directors. Following an initial two-year term with respect to each Fund upon its commencement of operations, the Advisory Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Directors, and, in either event, by a majority of the Independent Directors of the Company casting votes in person at a meeting called for that purpose.

The Current Agreement would also terminate upon the consummation of a proposed change of control transaction involving Matthews that was previously announced (the “Transaction”). At a meeting held on August 26, 2015, the Board, including the Independent Directors of the Company, approved a new Investment Advisory Agreement (the “New Agreement”), to take effect with respect to each Fund for an initial term of two years upon consummation of the proposed Transaction.

Before that meeting, the Independent Directors had reviewed detailed information from Matthews about the matters to be considered. This information, together with the information provided to the Independent Directors throughout the course of year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. The Independent Directors were assisted in their deliberations by their independent legal counsel. Below is a summary of the factors considered by the Board in approving the New Agreement with respect to each Fund.

The nature, extent and quality of the services provided by Matthews under the Advisory Agreement. The Directors considered the experience and qualifications of the personnel at Matthews who are responsible for providing services to the Funds and who are responsible for the daily management of the Funds’ portfolios. The Directors viewed Matthews as well positioned to continue to provide high quality services to the Funds under various market conditions, as demonstrated by the past volatile and challenging securities markets that have caused either contracting revenues or rapidly expanding assets at different times. The Directors concluded that Matthews has high-quality compliance and a strong commitment to a culture of compliance. The Directors concluded that Matthews had the quality of personnel and other investment resources essential to performing its duties under the New Agreement, and that the nature, overall quality, cost and extent of such management services are expected to be fully satisfactory. Importantly, approval of the New Agreement allows Matthews to continue to provide advisory services to the Funds without interruption upon termination of the Current Agreement and upon consummation of the Transaction.

The investment performance of Matthews. The Directors considered the past performance of the Funds and the mutual funds managed by Matthews, including those that invest in companies based in China. The Directors also noted Matthews’ emphasis on longer-term performance, and recognized more recent challenging investment conditions for the Funds. On that basis, the Directors concluded that they were satisfied with the potential for the Funds to achieve satisfactory long-term performance.

The costs of the services provided by Matthews and others. The Directors noted that the New Agreement provides that no advisory fee would be paid by either Fund. They further noted that, under an Expense and Liability Management Agreement effective July 31, 2014, which would be continued in connection with the New Agreement, the operating expenses of the Funds would be paid by the mutual funds that invest in the respective Funds. For these reasons, there should not be any material separate expenses borne by the Funds.

The extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale. The Directors noted that the Funds are new and likely would remain relatively small for some time given that their assets are limited by the investment quota that has been granted to Matthews to invest in China A shares. In addition, because the Funds do not bear any material direct expenses, there would not be potential economies of scale.

The profits to be realized by Matthews and its affiliates from the relationships with the Funds. The Directors do not expect the Funds to be profitable to Matthews because no separate advisory fee is charged. However, the Directors are comfortable that Matthews has sufficient financial resources to operate as a viable investment management firm, able to honor its obligations as a sponsor of the Funds.

No single factor was determinative of the Board’s decision to approve the New Agreement, but rather the Directors based their determination on the total mix of information available to them. After considering the factors described above, the Board concluded that the terms of the advisory arrangements would be fair and reasonable to each Fund in light of the services that Matthews provides, its costs and reasonably foreseeable Fund asset levels, and that the approval of the New Agreement with respect to each Fund would be in the best interests of each Fund and its shareholders.

The New Agreement may be terminated by the Directors on behalf of the Funds or by Matthews upon 60 days’ prior written notice without penalty. The New Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Directors and Officers of the Funds (unaudited)

The operations of each Fund are under the direction of the Board of Directors. The Board of Directors establishes each Fund’s policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Funds. The Directors and executive officers of the Funds, their year of birth, business address and principal occupations during the past five years are set forth below:

Name, Year of Birth and Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/Directorships (number of portfolios) Held by Director

INDEPENDENT DIRECTORS

JONATHAN F. ZESCHIN Born 1953 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Chairman of the Board of Directors and Director	Chairman of the Board of Directors since 2014; Director since 2013	Partner (since 2009), Essential Investment Partners, LLC (investment advisory and wealth management); President (since 2000), Essential Advisers Inc. (financial holding company); Managing Partner (since 1998), JZ Partners LLC (consulting).	19	Trustee (since 2007) and Chairman of the Board of Trustees (since 2014), Matthews Asia Funds (17 Portfolios); Trustee and Chairman of the Board, DCA Total Return Fund (2005–2011) (1 Portfolio) and DCW Total Return Fund (2007–2010) (1 Portfolio); Trustee (2002– 2007), ICON Funds (17 Portfolios); Director (2002–2004), Wasatch Funds (10 Portfolios).

RICHARD K. LYONS Born 1961 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Director	Since 2013	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006–2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005–2006), Acting Dean (2004–2005), Professor (2000– 2004), Associate Professor (1996– 2000), Assistant Professor (1993–1996), Haas School of Business, UC Berkeley.	19	Trustee (since 2010), Matthews Asia Funds (17 Portfolios); Trustee (2001– 2006), Barclays Global Investor Funds and Master Investment Portfolios (15 Portfolios); Director (2000–2006), iShares, Inc. (24 Portfolios) and iShares Trust (over 70 Portfolios); Trustee (1994–2006) and Chairman of the Board (2000–2006), Matthews International Funds (9 Portfolios).

RHODA ROSSMAN Born 1958 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Director	Since 2013	Vice President, Corporate Investment Officer (2007–2010), Senior Vice President and Treasurer (2003–2007), The PMI Group, Inc. (mortgage insurer).	19	Trustee (since 2006), Matthews Asia Funds (17 Portfolios).

TOSHI SHIBANO Born 1950 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Director	Since 2013	Faculty (since 2000), General Electric’s John F. Welch Leadership Center; President (since 1995), Strategic Value Creation, Inc. (executive development programs); Faculty Director and Executive Education Lecturer (since 1995), Center for Executive Education, Haas School of Business, UC Berkeley; Adjunct Professor (2000–2011), Columbia Graduate School of Business; Associate Professor (2001–2005), Thunderbird School of Global Management; Visiting Assistant Professor (2000), Stanford Graduate School of Business; Assistant Professor (1995–2000), University of Chicago Graduate School of Business; Assistant Professor (1988–1995), Haas School of Business, UC Berkeley.	19	Trustee (since 2013), Matthews Asia Funds (17 Portfolios).

[1] Each Director serves for an indefinite term, until retirement age or until his/her successor is elected. Officers serve at the pleasure of the Board of Directors.

Name, Year of Birth and Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/Directorships (number of portfolios) Held by Director

INDEPENDENT DIRECTORS

CHRISTOPHER LEE Born 1967 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Director	Since 2015	Lecturer (part-time) (since 2013), The Chinese University of Hong Kong; Private Investor and Partner (since 2012), FAA Investments (financial holding company); Managing Director, Asia Region, and Head of Global Markets Investment Products & db-X (2010–2012), Deutsche Bank AG (financial services); Managing Director, Equity Risk Management Products, and Head of Intermediary Business (2002– 2010), UBS AG (financial services); Vice President, Global Markets & Investment Bank (2000–2002), Vice President, International Private Clients Group (1997–2000), Associate, Debt and Equity Markets Group (1995–1997), Merrill Lynch & Co., Inc. (brokerage and investment management).	19	Trustee (since 2015), Matthews Asia Funds (17 Portfolios); Director (since 2013), Asian Masters Fund (Australia) (1 Portfolio); Trustee (since 2013), African Wildlife Foundation; Trustee (since 2010), Oakland Museum of California.

GALE K. CARUSO Born 1957 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Director	Since 2015	Formerly President and Chief Executive Officer (1999– 2003), Zurich Kemper Life (life insurance and annuities); Chairman, President and Chief Executive Officer (1994– 1999), Scudder Canada Investor Services, Ltd. (investment management); Managing Director (1986– 1999), Scudder Kemper Investments, Inc. (investment management).	19	Trustee (since 2015), Matthews Asia Funds (17 Portfolios); Trustee (since 2006), Pacific Select Fund (58 Portfolios) and Pacific Life Funds (33 Portfolios); Director (2005–2012), Make-A-Wish Foundation of Maine; Director (2005– 2009), LandAmerica Financial Group, Inc.; Director (2001– 2003), Make-A-Wish of Northern Illinois; former member of the Board of Directors, Illinois Life Insurance Council.

INTERESTED DIRECTORS[2]

G. PAUL MATTHEWS Born 1956 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Director	Since 2013	Director (since 1996), Chairman (1996–2009), Managing Member (1996-2016), Portfolio Manager (1996–2012), Chief Investment Officer (1991– 2007), Matthews (investment management); President (1994–2007), Matthews International Funds (registered investment company).	19	Trustee (since 2007), Matthews Asia Funds (17 Portfolios); Director (since 2004), Matthews Asian Selections Funds PLC (Ireland) (1 Portfolio); Trustee (2001–2004) and Trustee and Chairman of Board (1994–1998), Matthews International Funds (7 Portfolios).

WILLIAM J. HACKETT Born 1967 Four Embarcadero Center Suite 550 San Francisco, CA 94111 President	Since 2015	Chief Executive Officer (since 2009), President and Secretary (since 2007), Matthews (investment management); Trustee (since 2015), President (since 2008), Matthews Asia Funds (registered investment company); Director (since 2010), Matthews Global Investors S.à r.l. (Luxembourg) (investment management); Director (since 2010), Matthews Global Investors (Hong Kong) Limited (investment management); Partner (2002–2007), Deloitte & Touche, LLP (accounting).	19	Trustee (since 2015), Matthews Asia Funds (17 Portfolios); Chairman (since 2010), Matthews Asia Funds SICAV (Luxembourg) (13 Portfolios); Director (since 2009), Matthews Asian Selections Funds, PLC (Ireland) (1 Portfolio).

[1] Each Director serves for an indefinite term, until retirement age or until his/her successor is elected. Officers serve at the pleasure of the Board of Directors.

[2] A Director is considered an “interested person” of the Company as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Company or Matthews.

Name, Year of Birth, Address and Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Trusteeships/Directorships (number of portfolios) Held by Officer

OFFICERS WHO ARE NOT DIRECTORS

JOHN P. McGOWAN Born 1964 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Vice President and Secretary	Since 2013

Senior Vice President of Business Administration (since 2009), Chief Administrative Officer (2007–2008), Chief Operating Officer (2004–2007), Matthews (investment management); Vice President and Secretary (since 2005), Matthews Asia Funds (registered investment company); Director (since 2010), Matthews Asia Funds SICAV (Luxembourg) (investments); Director (since 2010), Matthews Global Investors S.à r.l. (Luxembourg) (investment management); Director (since 2004), Matthews Asian Selections Funds, PLC (Ireland) (investments).

Director, Matthews Asian Selections Funds Plc (1 Portfolio); Director, Matthews Asia Funds SICAV (Luxembourg) (13 Portfolios).

SHAI A. MALKA Born 1973 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Treasurer	Since 2013	Vice President of Fund Accounting and Operations (since 2010), Senior Manager of Fund Accounting and Operations (2004– 2009), Matthews (investment management); Treasurer (since 2005), Matthews Asia Funds (registered investment company).	None.

TIMOTHY B. PARKER Born 1958 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Vice President and Assistant Secretary	Since 2013

Director, International Strategy, Product and Operations (since 2015), General Counsel (2005–2014), Matthews (investment management); Vice President (since 2008), Matthews Asia Funds (registered investment company); Director (since 2013), Matthews Global Investors (UK) Ltd (investment management); Managing Member (since 2011), Matthews Global Investors (U.S.), LLC (investment management); Director and Conducting Officer (since 2010), Matthews Asia Funds SICAV (Luxembourg) (investments); Director (since 2010), Matthews Global Investors S.à r.l. (Luxembourg) (investment management); Director (since 2010), Matthews Global Investors (Hong Kong) Limited (investment management); Partner (2003– 2005), Kirkpatrick & Lockhart Nicholson Graham LLP (law firm).

Director, Matthews Asia Funds SICAV Luxembourg (13 Portfolios).

JEAN-PAUL MIGRDITCHIAN Born 1960 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Chief Compliance Officer and Anti-Money Laundering Officer	Since 2013	Director Risk Assurance (since 2016), Deputy Chief Compliance Officer (2008-2015), Director of Compliance (2006-2008), Matthews (investment management).	None.

TODD LEE Born 1968 Four Embarcadero Center Suite 550 San Francisco, CA 94111 Vice President	Since 2013	Assistant General Counsel (since 2016), Senior Counsel (2011-2015), Matthews; Senior Counsel (2007-2011), SVB Financial Group (banking).	None.

Matthews A Share Selections Fund, LLC

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

415.788.7553

CUSTODIAN

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

LEGAL COUNSEL

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
AR-1215

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

(a)

As of the end of the period covered by the report, the registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee, Toshi Shibano and Jonathan F. Zeschin, and that both are “independent.”

(b)

Prof. Shibano is a member of the Faculty of the General Electric Corporate Leadership Development Center and also serves as Executive Education Lecturer at the Haas School of Business at the University of California, Berkeley. He was an Adjunct Professor at the Columbia Graduate School of Business and has served on the faculties of Thunderbird American Graduate School of International Management, Stanford Graduate School of Business, the University of Chicago School of Business and the Australian Graduate School of Management at the University of New South Wales. He regularly reviews current research in accounting both for use in instruction of courses and for internal faculty evaluation. He has experience analyzing and evaluating financial statements at the appropriate level of complexity through his professional activities on the educational faculties referenced above.

Prof. Shibano also has extensive experience in executive education worldwide (Hong Kong, Taiwan, Singapore, Finland, Italy, Mexico, India) and has developed innovative new programs in financial analysis, management control systems and strategy implementation. Prof. Shibano has published in the Journal of Accounting Research, the Journal of Accounting and Economics, the Rand Journal of Economics, and the Journal of Applied Corporate

Finance, on the topics of strategic audit risk, accounting standard setting, international accounting standards, tax minimization, foreign currency risk management, and organizational structure. Prof. Shibano received his MBA from the Haas School at UC Berkeley and earned his PhD at the Stanford Graduate School of Business, earning the highest academic honors in both programs. Prof. Shibano has gained additional accounting expertise as the Audit Committee Chair of Matthews International Funds.

Mr. Zeschin is Partner of Essential Investment Partners, LLC, a wealth management and investment advisory firm. He is also the portfolio manager for that firm’s Essential Growth Portfolio. Essential Investment Partners, LLC succeeded to the business of Essential Advisers, Inc. He is Managing Partner of JZ Partners, LLC, a business consulting firm for investment managers. Prior to forming Essential Advisers, Inc., Mr. Zeschin held senior executive positions with Founders Asset Management, Inc., Invesco Fund Group, and Stein Roe & Farnham, Inc. Mr. Zeschin holds a Masters of Management from the Kellogg School at Northwestern University, with majors in Finance and Marketing, and a Bachelor in Business Administration in Accounting with distinction from the University of Michigan. He holds a Certified Public Accountant certificate from the state of Illinois and is a Certified Financial Planner certificant. Mr. Zeschin is a former chair of the ICI’s Accounting Treasurer’s Committee and a former member of the AICPA Investment Companies committee. Mr. Zeschin is currently the chairman of the Board of Trustees to two NYSE listed closed-end funds. He has served on the audit committees of mutual fund boards since 2002. He has experience analyzing and evaluating financial statements at the appropriate level of complexity through his professional activities on the educational faculties referenced above. Mr. Zeschin has gained additional expertise as a member of the Audit Committee of Matthews International Funds.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,000 for 2014 and $44,420 for 2015.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2014 and $0 for 2015.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2014 and $2,040 for 2015. Tax fees include services provided by the principal accountant for tax return preparations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2014 and $0 for 2015.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Auditor Services.

Pre-Approval Requirements. Before the Auditor is engaged by the registrant to render audit related or permissible non-audit services, either:

(i)         The Audit Committee shall pre-approve all audit related services and permissible non-audit services (e.g., tax services) to be provided to the registrant; or

(ii)         The Audit Committee shall establish policies and procedures governing the Auditor’s engagement. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the Adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this Section 4(e) shall be presented to the full Audit Committee at its next scheduled meeting.

De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the registrant other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the registrant constitutes not more than 5 percent of the total amount of revenues paid by the registrant to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. With respect to services that have a direct impact on the operations or financial reporting of the registrant, the Audit Committee shall pre-approve all such non-audit services proposed to be provided by the Auditor to (i) the Adviser and (ii) any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant.

Application of De Minimis Exception: The de minimis exceptions set forth above under Section 4(e)(ii) apply to pre-approvals under this Section 4(e)(iii) as well, except that the “total amount of revenues” calculation for Section 4(e)(iii) services is based on the total amount of revenues paid to the Auditor by the registrant and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) 100%.

(d) Not applicable.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $351,504 for 2014 and $230,760 for 2015.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews A Share Selections Fund, LLC

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date 3/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date 3/8/2016

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date 3/8/2016

* Print the name and title of each signing officer under his or her signature.